Financial Instruments and Capital and Risk Management - Summary of Financial Assets and Financial Liabilities not Measured at Fair Value (Parenthetical) (Detail) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Non current financial assets at fair value through profit or loss	R$ 386,950
Level 1 of fair value hierarchy [member] | BVS [Member]
Disclosure of detailed information about financial instruments [line items]
Non current financial assets at fair value through profit or loss	R$ 386,950